Consolidated Statements of Net Earnings and Comprehensive Income - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Petroleum and natural gas sales	$ 1,678,117	$ 1,098,838
Royalties	(152,167)	(74,476)
Petroleum and natural gas revenue	1,525,950	1,024,362
Expenses
Operating	357,014	242,267
Transportation	51,887	43,448
Equity based compensation	60,746	61,579
Loss (gain) on derivative instruments	1,932	(3,659)
Interest expense	72,759	57,313
General and administration	51,929	54,373
Foreign exchange loss (gain)	63,000	(74,058)
Other income	(82)	(37)
Accretion	31,219	26,971
Depletion and depreciation	609,056	491,683
Gain on business combinations	(128,208)	0
Expenses, by nature	1,171,252	899,880
Earnings before income taxes	354,698	124,482
Taxes
Deferred	39,471	30,117
Current	43,577	32,107
Tax expense (income), continuing operations	83,048	62,224
Net earnings	271,650	62,258
Other comprehensive income
Currency translation adjustments	46,353	41,490
Comprehensive income	$ 318,003	$ 103,748
Net earnings per share
Basic	$ 1.93	$ 0.52
Diluted	$ 1.91	$ 0.51
Weighted average shares outstanding ('000s)
Basic	140,619	120,582
Diluted	142,335	122,408